FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2024
FINANCIAL INCOME AND EXPENSES
FINANCIAL INCOME AND EXPENSES

28  – FINANCIAL INCOME AND EXPENSES

Financial income and costs are detailed as follows:

a)    Financial income

	01.01.2024	01.01.2023	01.01.2022
Description	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Interest income	18,377,685	25,791,172	32,388,801
Ipiranga purchase warranty restatement	39,511	47,032	39,509
From PIS credit and COFINS (1)	8,986,697	—	2,054,586
Other financial income	1,556,025	5,557,963	5,239,514
Total	28,959,918	31,396,167	39,722,410
(1)	See Note 6 (2) for more information on recovery.

b)    Financial expenses

	01.01.2024	01.01.2023	01.01.2022
Description	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Bond interest	(51,829,876)	(53,148,503)	(51,863,601)
Bank loan interest	(7,398,612)	(4,510,379)	(1,782,972)
Lease interest	(3,277,261)	(2,616,945)	(2,092,868)
Other financial costs	(7,908,134)	(5,012,525)	(3,808,512)
Total	(70,413,883)	(65,288,352)	(59,547,953)